Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting Information [Line Items]
Revenue	$ 2,033,999	$ 2,015,320
Ireland
Segment Reporting Information [Line Items]
Revenue	761,360	734,340
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	390,847	375,865
U.S.
Segment Reporting Information [Line Items]
Revenue	642,602	672,424
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 239,190	$ 232,691